Subsequent Events (Details) - USD ($)		1 Months Ended
	Jan. 08, 2019	Jan. 21, 2019	Aug. 25, 2018	Jun. 27, 2018
Subsequent Events (Textual)
Principal amount			$ 250,000	$ 250,000
Cathay Bank [Member]
Subsequent Events (Textual)
Received loan amount		$ 500,000
Principal amount		$ 1,000,000
Subsequent Event [Member] | Cathay Bank [Member]
Subsequent Events (Textual)
Maturity date		Jan. 01, 2020
Regular interest rate, description		The Note executed in connection with the Loan Agreement bears an interest rate (the "Regular Interest Rate") equal to the sum of one percent (1%) and the prime rate as published in the Wall Street Journal (the "Index") and the accrued interest shall become payable each month from February 1, 2019. Pursuant to the Note, the Company shall pay the entire outstanding principal plus accrued unpaid interest on the Maturity Date and may prepay portion or all of the Note before the Maturity Date without penalty. If the Company defaults on the Note, the default interest rate shall become five percent (5%) plus the Regular Interest Rate.
Loan Agreement [Member]
Subsequent Events (Textual)
Received loan amount		$ 500,000
Principal amount		$ 1,000,000
Maturity date		Jan. 01, 2020
Regular interest rate, description		The Note executed in connection with the Cathay Loan Agreement bears an interest rate (the "Regular Interest Rate") equal to the sum of one percent (1%) and the prime rate as published in the Wall Street Journal (the "Index") and the accrued interest shall become payable each month from February 1, 2019. Pursuant to the Note, the Company shall pay the entire outstanding principal plus accrued unpaid interest on the Maturity Date and may prepay portion or all of the Note before the Maturity Date without penalty. If the Company defaults on the Note, the default interest rate shall become five percent (5%) plus the Regular Interest Rate.
Exceeding amount	$ 500,000
Loan Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Exceeding amount	$ 500,000